Cover	Aug. 04, 2021
Cover [Abstract]
Entity Registrant Name	GLOBAL WHOLEHEALTH PARTNERS CORPORATION
Entity Central Index Key	0001598308
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 04, 2021
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Incorporation State Country Code	NV
Entity File Number	000-56035
Entity Tax Identification Number	46-2316220
Entity Address Address Line 1	1402 N El Camino Real
Entity Address City Or Town	San Clemente
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92672
City Area Code	714
Local Phone Number	392-9752